Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Authorized shares of common stock (in shares)		1,000,000	1,000,000
Common stock, par value (in dollars per share)		$ 5	$ 5
Common stock, shares issued (in shares)		1,000,000	1,000,000
Common stock, shares outstanding (in shares)		1,000,000	1,000,000
Dividends paid		$ 61.0	$ 890.0	$ 83.0
Cash dividends paid		1.9	379.4	83.0
Investments dividends paid		59.1	510.6	83.0
Capital contribution from affiliated entity	[1]	$ 0.0	$ 54.3	$ 0.0

[1]	from the sale of Assurant's Employee Benefits segment mainly through reinsurance transactions.